Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized Shares	1,000,000	1,000,000	1,000,000
Preferred stock, issued Shares
Preferred stock, outstanding Shares
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized Shares	65,000,000	65,000,000	65,000,000
Common stock, issued Shares	23,934,871	23,176,146	11,602,754
Common stock, outstanding Shares	23,934,871	23,176,146	11,602,754
Common stock, subscribed par value	$ 0.0001
Common stock, shares subscribed	1,018,848	0